Income taxes - Deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 782	$ 356
Deferred income tax liabilities	(1,489)	(322)
Net unrecognized deferred income tax assets	(707)	34
Unrealized foreign exchange losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	65	0
Non-deductible reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	361	225
Excess tax over accounting basis in property, plant and equipment and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	109	62
Deferred income tax liabilities	(288)	0
Financing charges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	247	69
Contract asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(710)	(269)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(424)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (67)	$ (53)